COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Total commitments contracted	$ 72.5	$ 74.0